ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.    Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. Pursuant to group reorganization in February 2005 and a share exchange agreement in July 2007, the Company became the ultimate parent company of the Group.

In 2008 and 2009, the Group entered into 24 acquisitions, 23 of which are accounted for as business combinations. The other one is an acquisition of operating rights for a fixed period of time, which is accounted for as a prepaid operating lease. The 23 acquisitions involved the Group obtaining control of one or more existing businesses in exchange for cash and/or common stock. Therefore, the Group accounts for them as business combinations using the acquisition method (previously referred to as purchase method) of accounting.

On August 5, 2010, the Company and certain selling shareholders of the Company (the “Selling Shareholders”) completed its initial public offering of 355,907 American Depositary Shares (“ADSs”) at US$300.0 per ADS. Each ADS comprises two Class A Ordinary Shares of the Company. Immediately prior to the completion of the initial public offering (“IPO”), all of the Company's then outstanding preferred shares automatically converted into an equal number of ordinary shares; and all the 6,558 Series B warrants were exercised at US22.5 per share to purchase 19,673 ordinary shares on a 1 for 3 share exchange basis. The fair value of the exercised warrants was approximately US$362.

In December 2011, the Company disposed of 5 legal entities, being Xi'an Dragon Continuation School (“Xi'an Tutoring”), Shandong North Resource Information Technology Co., Ltd. and Jinan Prosperous Resource Technology Co., Ltd. (a sub-group of the same business and together referred to as the “Shandong Software Companies”), Guangzhou Modern Olympic Training School (“Guangzhou HP Tutoring”), and Tianjin Yimatong Technology Development Co., Ltd. (“Tianjin Holding”) (together the disposed entities are referred to as the “4 Disposed Businesses”). The transaction has been completed in March 2012.

On December 30, 2011, the Group signed an agreement to sell 2 legal entities, being Beijing Century College and its 100% owned Beijing Siwa Century Facility Management Co. (together “Beijing Century College Group”), and part of the interest of Beijing 21st Century International School (“21st School”) to Xihua Investment Group (“Xihua Group”). The aforementioned two transactions have been completed in January and March 2012 respectively; by then the Company maintains the control and legal title on 21st School for an additional fifteen years. In April 2013, the Group disposed the remaining operating rights of 21st School. Please refer to Note 23(b) for details.

In 2011 and 2012, the Group completed 7 and 1 acquisitions respectively, all of which are accounted for as business combinations using the acquisition method (previously referred to as purchase method) of accounting. The 8 acquisitions involved the Group obtaining control of one or more existing businesses in exchange for cash. The Group did not enter into any acquisition during the year ended December 31, 2013, 2014 and 2015.

In the board meeting at December 19, 2012, management proposed and was authorized by the board to explore possible sale of all of the 70% interest in Kunshan Zhouzhuang Taishidian Tourism Scenic Area Development Co., Ltd (“Taishidian Holding”), which collectively owned the equity interest of Applied Technology College of Soochow University (“Soochow University”) with Suzhou University. Taishidian Holding was disposed in July 2013 to Kunshan Venture Investment Limited (“Kunshan Venture”). Please refer to Note 23(a) for details.

On June 3, 2013, the Company issued 1,026,705 Class A Ordinary Shares of the Company to SummitView Investment Limited and SummitView Investment Fund I, L.P. (collectively “SummitView”), in exchange for approximate RMB 128,035 (US$ 21,000). By the end of December 31, 2013, the Company received RMB 60,969 (US$ 10,000) from SummitView, with an outstanding receivable balance of RMB 67,066 (US$ 11,000). On May 5, 2014, 537,797 Class A Ordinary Shares of the Company were surrendered by SummitView and the outstanding receivable balance of RMB 67,066 (US$ 11,000) due from SummitView was reversed accordingly.

On June 7, 2013, the Joint Provisional Liquidators (“JPLs”) were appointed as provisional liquidators of the Company by the Cayman Court following the filing of a winding up petition by GL Asia Mauritius II Cayman Limited (the “Petitioner”). On August 22, 2013, the Cayman Court issued a new order to JPLs, the JPLs are required to facilitate the financial and operational restructuring of the Group and enable the Group to continue as a going concern.

Upon the satisfaction of conditions and deliverables under the restructuring agreement (the “Restructuring Agreement”) and associated agreements to implement the core parts of the restructuring plan sanctioned by the Cayman Court pursuant to its order dated May 7, 2014 (the “Restructuring Plan”), the Court approved the return of management to the Board of Directors of the Company (as reconstituted pursuant to the Restructuring Plan). Upon the discharge, the Company was to proceed with the completion of the Restructuring Plan transactions.

The Group deconsolidated Tianjin Ambow Huaying Education Technology Co., Ltd., which owns the 100% equity interest in Tianjin Heping Huaying School and Tianjin Ambow Huaying School (collectively “Tianjin Tutoring”) in September 2013, and deconsolidated Guangzhou Zhi Shan Education Technology Co., Ltd. (“Guangzhou ZS Career Enhancement”) and Guangzhou Tianhe Depushi Education Training Center (“Guangzhou DP Tutoring”) on December 2013. The Group deconsolidated Jilin Clever Training School (“Jilin Tutoring”) on September 2014. Please refer to Note 25 for details.

On September 5, 2014, US$31,692 of the convertible loan was converted into ordinary shares, and China Education Investment Holding Limited (“CEIHL”) became the registered holder of 16,716,954 Class A Ordinary Shares. And according to the Share Interest Assignment Agreement between CEIHL and New Flourish Holding Limited (“New Flourish”), New Flourish became the registered holder of 5,678,963 Class A Ordinary Shares. On that same date, SummitView became the registered holder of 2,786,159 Class A Ordinary Shares by converting US$5,000 convertible loan. On March 5, 2015, CEIHL and Baring Private Equity Asia V Holding (4) limited (“Baring”) converted US$6,308 and US$5,000 of the convertible loan and became the registered holder of 4,457,854 and 2,786,159 Class A Ordinary Shares, respectively. Please refer to Note 14 and Note 22 for details.

On April 8, 2015 the Group disposed all of the 100% interest in Beijing Jinghan Education and Technology Co., Ltd. (“Beijing JH Tutoring”) and Beijing Jinghan Taihe Education Technology Co., Ltd. (“Beijing JT Tutoring”), and all of the 64% interest in Ambow Jingxue (Beijing) Technology Co., Ltd, which are hereinafter collectively referred to as the “Jinghan Group”. Please refer to Note 23(c) for details.

On September 4, 2015, the Company effected a 1-for-30 reverse stock split (the “Reverse Spilt”). The principal effect of the Reverse Split was to decrease the number of outstanding shares of each of the Company's common shares. All per share amounts and shares outstanding for all the periods presented in notes of the consolidated financial statements have been retroactively restated to reflect the Reverse Split.

The Company established Ambow Rongye Education and Technology Co., Ltd. (“Ambow Rongye”) and Ambow Zhixin Education and Technology Co., Ltd. (“Ambow Zhixin”) on September 8, 2015 and October 14, 2015, respectively. Ambow Rongye and Ambow Zhixin are VIEs of Beijing Ambow Shengying Education and Technology Co., Ltd. (“Ambow Shengying”). On October 31, 2015, the Company transferred its 100% equity interests of Beijing Intelligent Training School (“Beijing YZ Tutoring'), Beijing Huairou Xinganxian Training School and Beijing Century Passion Consulting Co., Ltd. (“Beijing Century Tutoring”) from Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”) to Ambow Rongye and Ambow Zhixin.

By December 31, 2015, the Company regained control over the previously deconsolidated subsidiaries, Tianjin Tutoring, Guangzhou ZS Career Enhancement, Guangzhou DP Tutoring and Jilin Tutoring, and reconsolidated these entities in its 2015 consolidated financial statements. Please refer to Notes 25 for details.

b.    Nature of operations

The Group is a national provider of educational and career enhancement services in the People's Republic of China (“PRC”). The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

c.    Major subsidiaries and VIEs

As of December 31, 2015, the Company's major subsidiaries and VIEs include the following entities:

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Beijing Ambow Online Software Co., Ltd. (“Ambow Online”)	August 24, 2000	PRC	Software product and Investment holding

Ambow Education Co., Ltd.	January 25, 2005	Cayman Islands	Investment holding

Ambow Education Ltd.	June 6, 2007	Cayman Islands	Investment holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment holding

Ambow (Dalian) Education and Technology Co., Ltd	March 10, 2009	PRC	Career enhancement and Investment holding

Ambow Education Management (Hong Kong ) Ltd	November 9, 2009	Hong Kong	Investment holding

Ambow Education Management Ltd.	June 6, 2007	Cayman Islands	Investment holding

Ambow Shengying	October 13, 2008	PRC	Investment holding

Tianjin Ambow Yuhua Software Information Co., Ltd. (“Ambow Yuhua”)	March 31, 2010	PRC	Software product and Investment holding

Variable interest entities (“VIEs”)

Beijing Normal University Ambow Education Technology Co., Ltd. (“Ambow Shida”)	July 30, 2004	PRC	Investment holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment holding

Ambow Sihua	April 17, 2007	PRC	Investment holding

Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”)	February 25, 2009	PRC	Investment holding

Ambow Rongye	September 8, 2015	PRC	Investment holding

Ambow Zhixin	October 14, 2015	PRC	Investment holding

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity
Subsidiaries of VIEs

Jinan Wangrong Investment Consulting Co., Ltd.	May 21,2010	PRC	Career Enhancement

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Changsha Newer Education Consulting Co., Ltd. (“Changsha Career Enhancement”)	September 16, 2002	PRC	Career Enhancement

Kunshan Ambow Education Technology Co., Ltd	August 28, 2008	PRC	Career Enhancement

Shanghai Hero Further Education Institute	January 9, 2009	PRC	Career Enhancement

Beijing Century Tutoring	April 1, 2002	PRC	Tutoring

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	Career Enhancement

Shanghai Tongguo Education Technology Co., Ltd (“Shanghai Tongguo”)	June 1, 2014	PRC	Career Enhancement

Schools of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Beijing YZ Tutoring	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Haidian Ambow Xinganxian Training School	March 28, 2005	PRC	Tutoring

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	Tutoring

The names of certain schools or companies referred to above represent management's best effort in translating the Chinese names of these entities as no English names for these entities have been registered.

d.    VIE arrangements

VIEs of the Company

PRC regulations restrict foreign owned companies from directly investing in certain businesses providing educational services in PRC. In order to comply with these regulations the Company, through its PRC subsidiaries, the Company has entered into exclusive technical consulting and service agreements (the “Service Agreements”) with a number of VIEs in PRC, which are able to provide such educational services.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements described above, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua, Suzhou Wenjian, Ambow Rongye and Ambow Zhixin are considered to be VIEs in accordance with US GAAP for the following reasons:

•	Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;
•	Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and
•	Substantially all of the VIEs' businesses are conducted on behalf of the Company or its subsidiaries.

Through the equity pledge arrangements, call option agreements and powers of attorney with the shareholders of VIEs, the Company controls decisions in relation to the operations of the VIEs, VIE's subsidiaries and schools controlled. Specifically, the Company can make the following decisions which most significantly affect the economic performance of the VIEs:

•	The Company has the power to appoint the members of the VIE's board of directors and senior management as a result of the powers of attorney;
•	The Company is closely involved in the daily operation of the VIE via appointing management personnel such as VP and other staff to oversee the operation of the VIEs;
•	Generally, the VIE's board of directors and senior management may (1) modify the articles of the schools / centers; (2) approve the department structure of the schools / centers, and (3) approve the division, combination, termination of the schools / centers;
•	The principals of the schools are involved in curriculum design, course delivery, hiring teachers, student recruitment, and approving school budgets and monthly spending plan; and
•	The principals sign significant contracts on behalf of the schools / training centers such as service arrangement, leasing contract etc.

Further, the Company is also able to make the following decisions that enable it to receive substantially all of the economic returns from the VIEs:

•	The Company has the exclusive right to provide management / consulting services to VIEs. Given the Company controls the VIE's board of directors, the Company has the discretion to set the service fees which enable the Company to extract the majority of the profits from the Company;
•	The Company has the right to renew the service contracts indefinitely, which ensures the Company will be able to extract profits on a perpetual basis; and

The Company, either directly or through its subsidiaries, is the primary beneficiary of the VIEs because it holds all the variable interests in the VIEs. As a result, the accounts and operations of the VIEs and their subsidiaries are included in the accompanying consolidated financial statements.

Other than the contractual control arrangements as disclosed, the Group's officers, directors or shareholders do not have any written or oral agreement with the VIE shareholders.

Subsidiaries of the VIEs

The Company conducts education business in PRC primarily through contractual arrangements among the Group's subsidiaries in PRC and VIEs.

The Group's VIEs have power over the activities of subsidiaries (mainly including schools and centers) through their role as the registered sponsors of schools or controlling shareholders of corporate centers. The VIEs control the equity in these schools and are also entitled to the economic benefits from the schools.

The schools and centers, which are controlled by the VIEs, hold the necessary business and education licenses or permits to perform education activities. The schools and centers also sign all significant contracts, including leases, relating to the performance of these activities.

In addition, the responsibilities of the schools and centers, under the direction of the VIEs and Company's management (through the power invested in them by the VIEs) include the following:

•	Providing suitable facilities to house staff and deliver courses to students;
•	Designing an appropriate curriculum for the delivery of courses, in accordance with the Ministry of Education (“MOE”), or the MOE stipulations, where applicable;
•	Hiring, training and terminating the employment of teachers and other support staff to run the schools and centers; and
•	Selecting and recruiting students, in accordance with the Company's entry requirements and to maximize the usage of capacity.

Based on the nature of schools, the Company has categorized the schools into two categories, and applies the voting interest model when consolidating the schools requiring reasonable returns and applies the VIE model when consolidating the schools not requiring reasonable returns.

For the schools requiring reasonable returns, the VIEs have a 100% equity interest in the schools, which allows them to make key operating decisions on behalf of the schools. Therefore, the Company through the VIEs consolidates the schools applying voting interest model.

According to the Private Education Promotion Law, which regulates the education industry in China, schools not requiring reasonable returns are prohibited from distributing annual dividends. The Company through the VIEs has the power to direct the schools' most significant activities for as long as the VIEs remain the equity holders of the schools and has the obligation to absorb operating losses and the rights to receive the schools' expected residual returns. The Company is able to extract profits through technical service agreements / software agreements. Therefore, the Company through the VIEs is the primary beneficiary of the schools not requiring reasonable returns and consolidates them under the VIE model.

Aggregation of VIEs

The Company identifies and aggregates its subsidiaries and VIEs with similar nature for consolidation and reporting purpose. The VIEs and their schools and centers have very similar characteristics and are facing similar kinds/levels of risks:

•	The principal business of the VIEs are sponsors of the schools and centers, or the controlling shareholders of the companies which are the sponsors of the schools and centers;
•	All the schools of the VIEs require licenses from MOE (or commercial and business regulators if they are registered as companies);
•	The schools and centers, in addition to holding the business/education licenses, have to operate by conducting all necessary activities, including but not limited to, acquiring and provisioning of appropriate facilities, hiring and management of teachers and supporting staff, recruitment of students and course/training delivery;
•	The schools and centers operated their business in the education industry and hence subject to the regulations and risks associated with the industry; and
•	The VIEs, schools and centers are all registered and located in PRC. As such, they are facing similar risks in related to governmental, economic and currency.

In addition, the Company enters into different contractual agreements with the six VIEs but these agreements are of similar format and structure. Therefore, the contract risk, if any, arising from the contractual relationship with the VIEs is also similar.

As a result, the Company considers it is appropriate to, according to ASC 810, aggregate all these VIEs together for reporting in the periodic financial statements.

Risk in relation to the VIE structure

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group's VIE contractual arrangements. If the Group's ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violation, including (i) revoking the business and operating licenses of the Company's PRC subsidiaries and VIEs; (ii) discontinuing or restricting the operations of any related-party transactions among the Company's PRC subsidiaries and VIEs; (iii) imposing fines or other requirements with which the Group or the Company's PRC subsidiaries and VIEs may not be able to comply; (iv) revoking the preferential tax treatment enjoyed by the Company's PRC subsidiaries and VIEs; (v) requiring the Group or the Company's PRC subsidiaries and VIEs to restructure the ownership structure or operations. If any of the above penalties is imposed on the Group, the Group's business operations and expansion, financial condition and results of operations will be materially and adversely affected. The new issued “The foreign investment law draft” as at January 19, 2015 will require the Group to apply access permit under the new foreign investment access system to ratify whether the Group's subsidiaries and operations are already out of the fields of prohibited and restricted foreign investments. However, if not, the above draft law did not give any definite solution and the risk in revoking the current business and operating licenses would be low. Furthermore, “The foreign investment law” is to set up a new law not to revise any of the other laws, so it would spend more time from its consultation to final, so at least during this period, the Group's VIE contractual arrangements will be legal.

The Company's operations depend on the VIEs and their respective shareholders to honor their contractual agreements with the Company. All of these agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. The management believes that the VIE agreements are in compliance with PRC law and are legally enforceable.

However, the interpretation and implementation of the laws and regulations in the PRC and their application to the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

In addition, if the Company is unable to maintain effective control over its VIEs, the Company would not be able to continue to consolidate the Group's VIEs' financial results with its financial results. The Company's ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate Ambow Shanghai, Ambow Shida, Ambow Sihua, Suzhou Wenjian, Ambow Rongye and Ambow Zhixin, their respective schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over these entities and their respective schools and subsidiaries and their shareholders, and it may lose the ability to receive economic benefits from these respective entities, schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the subsidiaries or the VIEs, and believes that the risk of losing the ability to maintain effective control over its VIEs is remote.

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and their subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

Financial information of the VIEs and their subsidiaries/schools:

The combined financial information of the Group's VIEs and, as applicable, subsidiaries/schools of the Group's VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Total assets	1,264,577	718,514
Total liabilities	1,179,550	565,818

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net revenue	534,545	403,643	411,315
Net income (loss)	(479,323)	(550,911)	370,818

The following table sets forth cash and cash equivalents of RMB held by the Group's VIEs and non-VIEs in PRC as of December 31, 2014 and 2015:

	As of December 31,
	2014	2015
	RMB	RMB
VIEs in PRC	110,353	125,850
Non-VIEs in PRC	67,678	109,820
Total RMB	178,031	235,670